                     PAINEWEBBER PACE SELECT ADVISORS TRUST

                SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 27, 2000
            RELATING TO CLASS A, CLASS B, CLASS C AND CLASS Y SHARES

                                                                  March 26, 2001

Dear Investor,

We are pleased to announce the following changes:

-Effective March 26, 2001, Class A, Class B and Class C shareholders are able to exchange their PACE shares for shares of the corresponding class of most other PaineWebber funds.

 As a result, the section captioned "Exchanging Shares" on pages 44-45 of the Prospectus is revised by replacing the first paragraph in its entirety with the following:

 "You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of the other PACE funds offered in this prospectus as well as many other PaineWebber mutual funds, including PaineWebber Money Market Fund. You may not exchange Class Y shares."

 Also, the following is added at the beginning of the third paragraph in this section: "Other PaineWebber funds may have different minimum investment amounts."

- PACE's manager and distributor, Mitchell Hutchins Asset Management Inc., is now conducting business under the name "Brinson Advisors" and is expected to change its name to "Brinson Advisors, Inc." effective approximately April 30, 2001. In connection with this change, Brinson Advisors will become a wholly owned asset management subsidiary of UBS Americas Inc., which is a wholly owned subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

- PaineWebber Incorporated has been renamed "UBS PaineWebber Inc."

- Annual fund operating expenses applicable to Class A, Class B, Class C and Class Y shares have been reduced for many of the PACE funds. In most cases, this is the result of new fee waiver/reimbursement agreements. These waivers/reimbursements relate to recent mergers of other PaineWebber mutual funds into the PACE funds. As a result, information appearing at the beginning of the PACE prospectus on pages captioned "Expenses and Fee Tables" is being updated. The pages below contain tables that replace similar tables appearing under the headings "Annual Fund Operating Expenses" and "Example" for the indicated funds.

For more information on the PACE funds, please contact your Financial Advisor.

                                                                    Item#: ZS-90

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS (PROSPECTUS P. 6):

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                             CLASS A       CLASS B       CLASS C       CLASS Y
                                                             --------      --------      --------      --------
Management Fees............................................    0.50%         0.50%         0.50%         0.50%
Distribution and/or Service (12b-1) Fees...................    0.25          1.00          0.75          None
Other Expenses*............................................    0.35          0.37          0.36          0.32
                                                               ----          ----          ----          ----
Total Annual Fund Operating Expenses.......................    1.10%         1.87%         1.61%         0.82%
                                                               ====          ====          ====          ====
Management Fee Waiver/Expense Reimbursements**.............   (0.13%)       (0.13%)       (0.13%)       (0.17%)
                                                               ----          ----          ----          ----
Net Expenses**.............................................    0.97%         1.74%         1.48%         0.65%
                                                               ====          ====          ====          ====

---------
 *"Other Expenses" are based on current assets following the recent mergers of two mutual funds into the PACE fund and reflect estimated transfer agency expenses for each class. "Other Expenses" include an administration fee of 0.20% paid by the fund to Brinson Advisors.
**The fund and Brinson Advisors have entered into a written agreement under which Brinson Advisors is contractually obligated to waive its management fee and/or reimburse the fund so that the total operating expenses of each class through December 1, 2002 would not exceed 0.97% for Class A, 1.78% for
  Class B, 1.49% for Class C, and 0.65% for Class Y. The fund has agreed to repay Brinson Advisors for any reimbursed expenses if it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

EXAMPLE

                                                              1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                             --------      --------      --------      --------
Class A....................................................    $495          $710         $  957        $1,664
Class B (assuming sale of all shares at end of period).....     677           862          1,186         1,782
Class B (assuming no sale of shares).......................     177           562            986         1,782
Class C (assuming sale of all shares at end of period).....     226           482            851         1,889
Class C (assuming no sale of shares).......................     151           482            851         1,889
Class Y....................................................      66           227            421           981

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PACE INTERMEDIATE FIXED INCOME INVESTMENTS (PROSPECTUS P. 9):

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                             CLASS A       CLASS B       CLASS C       CLASS Y
                                                             --------      --------      --------      --------
Management Fees............................................    0.40%         0.40%         0.40%         0.40%
Distribution and/or Service (12b-1) Fees...................    0.25          1.00          0.75          None
Other Expenses*............................................    0.38          0.40          0.39          0.37
                                                               ----          ----          ----          ----
Total Annual Fund Operating Expenses.......................    1.03%         1.80%         1.54%         0.77%
                                                               ====          ====          ====          ====
Management Fee Waiver/Expense Reimbursements**.............   (0.06%)       (0.06%)       (0.06%)       (0.06%)
                                                               ----          ----          ----          ----
Net Expenses**.............................................    0.97%         1.74%         1.48%         0.71%
                                                               ====          ====          ====          ====

---------
 *"Other Expenses" are based on current assets following the recent merger of another mutual fund into the PACE fund and reflect estimated transfer agency expenses for each class. "Other Expenses" include an administration fee of 0.20% paid by the fund to Brinson Advisors.
**The fund and Brinson Advisors have entered into a written agreement under which Brinson Advisors is contractually obligated to waive its management fee and/or reimburse the fund so that the total operating expenses of each new class through December 1, 2002 would not exceed 0.97% for Class A, 1.75% for Class B, 1.48% for Class C, and 0.71% for Class Y. The fund has agreed to repay Brinson Advisors for any reimbursed expenses if it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

EXAMPLE

                                                              1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                             --------      --------      --------      --------
Class A....................................................    $495          $703         $  934        $1,598
Class B (assuming sale of all shares at end of period).....     677           854          1,163         1,717
Class B (assuming no sale of shares).......................     177           554            963         1,717
Class C (assuming sale of all shares at end of period).....     226           474            828         1,824
Class C (assuming no sale of shares).......................     151           474            828         1,824
Class Y....................................................      73           234            416           943

PACE MUNICIPAL FIXED INCOME INVESTMENTS (PROSPECTUS P. 15):

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                             CLASS A       CLASS B       CLASS C       CLASS Y
                                                             --------      --------      --------      --------
Management Fees............................................    0.40%         0.40%         0.40%         0.40%
Distribution and/or Service (12b-1) Fees...................    0.25          1.00          0.75          None
Other Expenses*............................................    0.33          0.33          0.35          0.34
                                                               ----          ----          ----          ----
Total Annual Fund Operating Expenses.......................    0.98%         1.73%         1.50%         0.74%
                                                               ====          ====          ====          ====
Management Fee Waiver/Expense Reimbursements**.............   (0.10%)       (0.10%)       (0.10%)       (0.10%)
                                                               ----          ----          ----          ----
Net Expenses**.............................................    0.88%         1.63%         1.40%         0.64%
                                                               ====          ====          ====          ====

---------
 *"Other Expenses" are based on current assets following the recent merger of another mutual fund into the PACE fund and reflect estimated transfer agency expenses for each class. "Other Expenses" include an administration fee of 0.20% paid by each fund to Brinson Advisors.
**PACE Municipal Fixed Income Investments and Brinson Advisors have entered into a written agreement under which Brinson Advisors is contractually obligated to waive its management fee and/or reimburse the fund so that the total operating expenses of each new class through December 1, 2002 would not exceed 0.88% for Class A, 1.63% for Class B, 1.40% for Class C, and 0.64% for Class Y. The fund has agreed to repay Brinson Advisors for any reimbursed expenses if it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

EXAMPLE

                                                              1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                             --------      --------      --------      --------
Class A....................................................    $486          $680         $  901        $1,535
Class B (assuming sale of all shares at end of period).....     666           825          1,119         1,642
Class B (assuming no sale of shares).......................     166           525            919         1,642
Class C (assuming sale of all shares at end of period).....     218           454            799         1,773
Class C (assuming no sale of shares).......................     143           454            799         1,773
Class Y....................................................      65           216            391           899

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS (PROSPECTUS P. 22):

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                             CLASS A       CLASS B       CLASS C       CLASS Y
                                                             --------      --------      --------      --------
Management Fees............................................    0.60%         0.60%         0.60%         0.60%
Distribution and/or Service (12b-1) Fees...................    0.25          1.00          1.00          None
Other Expenses*............................................    0.35          0.37          0.36          0.32
                                                               ----          ----          ----          ----
Total Annual Fund Operating Expenses.......................    1.20%         1.97%         1.96%         0.92%
                                                               ====          ====          ====          ====
Management Fee Waiver**....................................   (0.07%)       (0.07%)       (0.07%)       (0.07%)
                                                               ----          ----          ----          ----
Net Expenses**.............................................    1.13%         1.90%         1.89%         0.85%
                                                               ====          ====          ====          ====

---------
 *"Other Expenses" are based on current assets following the recent mergers of two mutual funds into the PACE fund and reflect estimated transfer agency expenses for each class. "Other Expenses" include an administration fee of 0.20% paid by each fund to Brinson Advisors.
**The fund and Brinson Advisors have entered into a written agreement under which Brinson Advisors is contractually obligated to waive its management fee through December 1, 2002 to the extent necessary to reflect the lower overall fees paid to the fund's investment advisers as a result of the lower sub-advisory fee paid by Brinson Advisors to SSgA. The fund and Brinson Advisors have entered into an additional written agreement under which Brinson Advisors is contractually obligated to waive its management fee and/or reimburse the fund so that the total operating expenses of each new class through December 1, 2002 would not exceed 1.15% for Class A, 1.95% for
  Class B, 1.94% for Class C, and 0.85% for Class Y. It is not presently expected that Brinson Advisors would be required to waive its management fee or reimburse expenses under this agreement because the expenses of the fund are expected to be the same or slightly lower than the enumerated expense caps due to the management fee waiver described above. However, if Brinson Advisors does reimburse expenses of the fund under this agreement, the fund has agreed to repay Brinson Advisors for any reimbursed expenses if it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

EXAMPLE

                                                              1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                             --------      --------      --------      --------
Class A....................................................    $560          $800         $1,067        $1,827
Class B (assuming sale of all shares at end of period).....     693           904          1,249         1,902
Class B (assuming no sale of shares).......................     193           604          1,049         1,902
Class C (assuming sale of all shares at end of period).....     292           601          1,044         2,274
Class C (assuming no sale of shares).......................     192           601          1,044         2,274
Class Y....................................................      87           279            495         1,118

PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS (PROSPECTUS P. 25):

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                             CLASS A       CLASS B       CLASS C       CLASS Y
                                                             --------      --------      --------      --------
Management Fees............................................    0.60%         0.60%         0.60%         0.60%
Distribution and/or Service (12b-1) Fees...................    0.25          1.00          1.00          None
Other Expenses*............................................    0.32          0.34          0.33          0.31
                                                               ----          ----          ----          ----
Total Annual Fund Operating Expenses.......................    1.17%         1.94%         1.93%         0.91%
                                                               ====          ====          ====          ====
Management Fee Waiver**....................................   (0.06%)       (0.06%)       (0.06%)       (0.06%)
                                                               ----          ----          ----          ----
Net Expenses**.............................................    1.11%         1.88%         1.87%         0.85%
                                                               ====          ====          ====          ====

---------
 *"Other Expenses" are based on current assets following the recent merger of another mutual fund into the PACE fund and reflect estimated transfer agency expenses for each class. "Other Expenses" include an administration fee of 0.20% paid by each fund to Brinson Advisors.
** The fund and Brinson Advisors have entered into a written agreement under which Brinson Advisors is contractually obligated to waive its management fee through December 1, 2002 to the extent necessary to reflect the lower overall fees paid to the fund's investment advisers as a result of the lower sub-advisory fee paid by Brinson Advisors to SSgA. The fund and Brinson Advisors have entered into an additional written agreement under which Brinson Advisors is contractually obligated to waive its management fee and/or reimburse the fund so that the total operating expenses of each new class through December 1, 2002 would not exceed 1.16% for Class A, 1.97% for Class B, 1.94% for Class C, and 0.86% for Class Y. It is not presently expected that Brinson Advisors would be required to waive its management fee or reimburse expenses under this agreement because the expenses of the fund are expected to be slightly lower than the enumerated expense caps due to the management fee waiver described above. However, if Brinson Advisors does reimburse expenses of the fund under this agreement, the fund has agreed to repay Brinson Advisors for any reimbursed expenses if it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

EXAMPLE

                                                              1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                             --------      --------      --------      --------
Class A....................................................    $558          $793         $1,053        $1,796
Class B (assuming sale of all shares at end of period).....     691           897          1,236         1,871
Class B (assuming no sale of shares).......................     191           597          1,036         1,871
Class C (assuming sale of all shares at end of period).....     290           594          1,030         2,244
Class C (assuming no sale of shares).......................     190           594          1,030         2,244
Class Y....................................................      87           278            492         1,108